Debt With Related Parties - Disclosure of Key Management Personnel Compensation (Details) - MXN ($) $ in Thousands	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, share-based payments		$ 396,054	$ 302,438	$ 334,493		$ 250,375		$ 132,456
Key management personnel compensation, short-term employee benefits		181,442	85,819	122,370		98,137
Key management personnel compensation, other bonuses	$ 46,053			58,620	[1]	51,150	[1]
Key management personnel compensation, deferred bonus		0	11,412			11,787
Key management personnel compensation, Total		$ 577,496	$ 399,669	$ 515,483		$ 411,449

[1]	The outstanding amount payable of these bonuses as of December 31, 2023 and 2022 is Ps.35,269 and Ps.43,834, respectively. (See Note 13.2).